MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,939,263	$ 3,357,673
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,935,404	3,342,675
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions		14,936
Series D [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,859	$ 62